SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ADVERTISING, GOVERNMENT GRANT AND SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2016 CNY (¥) segment	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Advertising expenditures
Advertising expenditures, included in sales and marketing expenses	$ 34,000	¥ 233,000	¥ 678,000	¥ 450,000
Government Grant
Unrestricted grant received	$ 324,000	¥ 2,250,000	¥ 685,000	¥ 5,282,000
Share-based compensation
Estimated forfeiture rate for both the management group and the non-management group	0.00%	0.00%	0.00%	0.00%
Segment reporting
Number of reportable segment	1	1
Number of geographical segments	0	0
Employee benefits
Employee benefits incurred under defined contribution plans	$ 7,730,000	¥ 53,669,000	¥ 53,820,000	¥ 46,178,000